Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Registrant Name	ITURAN LOCATION AND CONTROL LTD.
Entity Central Index Key	0001337117
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Financial Statement Error Correction [Flag]	false
Entity File Number	001-32618
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	3 Hashikma street
Entity Address, City or Town	Azour
Entity Address, Country	IL
Entity Address, Postal Zip Code	5800182
Title of 12(b) Security	Ordinary Shares, par value NIS 0.331/3 per share
Trading Symbol	ITRN
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	19,893,580
Auditor Name	FAHN KANNE & CO. GRANT THORNTON ISRAEL
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1375
Business Contact [Member]
Contact Personnel Name	Guy Aharonov
Entity Address, Address Line One	3 Hashikma street
Entity Address, City or Town	Azour
Entity Address, Country	IL
Entity Address, Postal Zip Code	5800182
City Area Code	972
Local Phone Number	3-5571314